Note 21 Non current assets and disposal groups classified as held for sale changes in the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		€ 828	€ 923
Non-current assets or disposal groups classified as held for sale		709	828	€ 923
Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		1,473	1,928	2,078
Additions		147	283	192
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		(404)	(784)	(357)
Transfers other movements and exchage differences		(3)	46	15
Disposals by companies held for sale		0	0	0
Non-current assets or disposal groups classified as held for sale		1,213	1,473	1,928
Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		645	1,005	1,057
Additions		36	83	42
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		(202)	(443)	(111)
Transfers other movements and exchage differences		24	0	17
Disposals by companies held for sale		0	0	0
Additions transfer to discontinued operations		0	0	0
Non-current assets or disposal groups classified as held for sale		504	645	1,005
Foreclosed assets [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		610	644
Non-current assets or disposal groups classified as held for sale		524	610	644
Foreclosed assets [Member] | Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		847	943	1,070
Additions		145	250	190
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		(226)	(338)	(323)
Transfers other movements and exchage differences		(23)	(8)	6
Disposals by companies held for sale		0	0	0
Non-current assets or disposal groups classified as held for sale		743	847	943
Foreclosed assets [Member] | Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		237	299	356
Additions		11	24	16
Contributions from merger transactions			0	0
Retirements sales and other decreases		(62)	(91)	(89)
Transfers other movements and exchage differences		33	5	16
Disposals by companies held for sale			0	0
Additions transfer to discontinued operations			0	0
Non-current assets or disposal groups classified as held for sale		219	237	299
Property, plant and equipment [member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	163	236
Non-current assets or disposal groups classified as held for sale	[1]	130	163	236
Property, plant and equipment [member] | Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	572	943	970
Additions	[1]	2	18	2
Contributions from merger transactions	[1]		0	0
Retirements sales and other decreases	[1]	(178)	(446)	(34)
Transfers other movements and exchage differences	[1]	19	57	5
Disposals by companies held for sale	[1]		0	0
Non-current assets or disposal groups classified as held for sale	[1]	415	572	943
Property, plant and equipment [member] | Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	409	706	701
Additions	[1]	25	59	27
Contributions from merger transactions	[1]		0	0
Retirements sales and other decreases	[1]	(140)	(352)	(22)
Transfers other movements and exchage differences	[1]	(9)	(5)	1
Disposals by companies held for sale	[1]		0	0
Additions transfer to discontinued operations	[1]		0	0
Non-current assets or disposal groups classified as held for sale	[1]	285	409	706
Companies held for sale [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		55	43
Non-current assets or disposal groups classified as held for sale		55	55	43
Companies held for sale [Member] | Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		55	43	39
Additions		0	15	0
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		0	0	0
Transfers other movements and exchage differences		1	(3)	4
Disposals by companies held for sale			0	0
Non-current assets or disposal groups classified as held for sale		55	55	43
Companies held for sale [Member] | Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		0	0	0
Additions		0	0	0
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		0	0	0
Transfers other movements and exchage differences		0	0	0
Disposals by companies held for sale		0	0	0
Additions transfer to discontinued operations		0	0	0
Non-current assets or disposal groups classified as held for sale		€ 0	€ 0	€ 0

[1]	(1) Net of accumulated amortization until assets were reclassified as “Non-current assets and disposal groups classified as held for sale”